Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 11.1%
20,496	iShares 20+ Year Treasury Bond ETF	$2,866,775	2.0
49,359	Schwab U.S. TIPS ETF	3,060,752	2.1
57,538	Vanguard Global ex-U.S. Real Estate ETF	2,976,441	2.1
40,137	Vanguard Real Estate ETF	4,115,648	2.9
28,757	Vanguard Emerging Markets ETF	1,375,160	1.0
29,245	Vanguard FTSE Developed Markets ETF	1,397,618	1.0

	Total Exchange-Traded Funds
	(Cost $15,026,823)	15,792,394	11.1

MUTUAL FUNDS: 87.8%
	Affiliated Investment Companies: 54.6%
1,169,789	Voya Global Bond Fund - Class R6	10,235,650	7.2
395,760	Voya High Yield Bond Fund - Class R6	3,043,396	2.1
2,545,111	Voya Intermediate Bond Fund - Class R6	25,018,440	17.7
116,586	(1) Voya MidCap Opportunities Fund - Class R6	2,658,155	1.9
517,443	Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,536,636	3.9
2,152,653	Voya Multi-Manager International Equity Fund - Class I	22,279,957	15.7
621,292	Voya Multi-Manager International Factors Fund - Class I	5,746,955	4.1
284,255	Voya Multi-Manager Mid Cap Value Fund - Class I	2,865,290	2.0
		77,384,479	54.6

	Unaffiliated Investment Companies: 33.2%
893,030	TIAA-CREF S&P 500 Index Fund - Institutional Class	42,794,010	30.2
181,456	TIAA-CREF SmallCap Blend Index Fund - Institutional Class	4,249,710	3.0
		47,043,720	33.2

	Total Mutual Funds
	(Cost $113,386,096)	124,428,199	87.8

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 0.0%
		Other Asset-Backed Securities: 0.0%
2,517		Chase Funding Trust Series 2003-5 2A2, 0.787%, (US0001M + 0.600%), 07/25/2033	2,417	0.0
4,357	(2),(3)	Credit-Based Asset Servicing and Securitization LLC 2007-SP1 A4, 4.711%, 12/25/2037	$4,363	0.0

		Total Asset-Backed Securities
		(Cost $6,874)	6,780	0.0

		Total Long-Term Investments
		(Cost $128,419,793)	140,227,373	98.9

Shares			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.6%
		Mutual Funds: 0.6%
789,536	(4)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
		(Cost $789,536)	789,536	0.6

		Total Short-Term Investments
		(Cost $789,536)	789,536	0.6

		Total Investments in Securities (Cost $129,209,329)	$141,016,909	99.5
		Assets in Excess of Other Liabilities	701,128	0.5
		Net Assets	$141,718,037	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Variable rate security. Rate shown is the rate in effect as of February 28, 2022.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	Rate shown is the 7-day yield as of February 28, 2022.

Reference Rate Abbreviations:
US0001M	1-month LIBOR

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of February 28, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at February 28, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$15,792,394	$–	$–	$15,792,394
Mutual Funds	124,428,199	–	–	124,428,199
Asset-Backed Securities	–	6,780	–	6,780
Short-Term Investments	789,536	–	–	789,536
Total Investments, at fair value	$141,010,129	$6,780	$–	$141,016,909
Other Financial Instruments+
Forward Foreign Currency Contracts	–	37,473	–	37,473
Futures	435,592	–	–	435,592
Total Assets	$141,445,721	$44,253	$–	$141,489,974
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(308,988)	$–	$(308,988)
Futures	(926,716)	–	–	(926,716)
Total Liabilities	$(926,716)	$(308,988)	$–	$(1,235,704)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended February 28, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 5/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 2/28/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$12,461,265	$158,629	$(1,626,411)	$(757,833)	$10,235,650	$-	$(47,596)	$-
Voya High Yield Bond Fund - Class R6	15,576,671	549,790	(12,357,013)	(726,052)	3,043,396	548,589	238,123	-
Voya Intermediate Bond Fund - Class R6	17,056,433	12,333,036	(3,587,397)	(783,632)	25,018,440	338,677	(199,186)	-
Voya MidCap Opportunities Fund - Class R6	4,402,572	645,269	(1,721,996)	(667,690)	2,658,155	-	134,172	518,893
Voya Multi-Manager Emerging Markets Equity Fund - Class I	12,401,376	1,198,738	(3,881,707)	(4,181,771)	5,536,636	126,283	1,907,114	847,628
Voya Multi-Manager International Equity Fund - Class I	24,809,786	5,322,479	(688,215)	(7,164,093)	22,279,957	342,193	(52,415)	4,218,301
Voya Multi-Manager International Factors Fund - Class I	7,895,194	873,978	(1,526,380)	(1,495,837)	5,746,955	251,929	369,950	596,400
Voya Multi-Manager Mid Cap Value Fund - Class I	4,720,548	459,558	(1,871,091)	(443,725)	2,865,290	39,592	43,439	404,511
	$99,323,845	$21,541,477	$(27,260,210)	$(16,220,633)	$77,384,479	$1,647,263	$2,393,601	$6,585,733

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At February 28, 2022, the following forward foreign currency contracts were outstanding for Voya Global Multi-Asset Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK 86,400,000	USD 9,313,351	Bank of America N.A.	03/03/22	$(191,592)
USD 2,018,324	NOK 17,900,000	Goldman Sachs International	03/03/22	(12,106)
USD 2,844,132	AUD 4,000,000	Goldman Sachs International	03/03/22	(61,123)
CAD 5,200,000	USD 4,097,492	Morgan Stanley Capital Services LLC	03/03/22	5,093
EUR 5,800,000	USD 6,523,405	Morgan Stanley Capital Services LLC	03/03/22	(19,846)
USD 4,337,476	CHF 4,000,000	Morgan Stanley Capital Services LLC	03/03/22	(24,321)
USD 6,224,849	JPY 714,200,000	The Bank of New York Mellon	03/03/22	12,367
USD 4,519,513	SGD 6,100,000	The Bank of New York Mellon	03/03/22	20,013
				$(271,515)

At February 28, 2022, the following futures contracts were outstanding for Voya Global Multi-Asset Fund:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	54	03/18/22	$11,793,600	$(902,578)
			$11,793,600	$(902,578)
Short Contracts:
Euro STOXX 50®	(158)	03/18/22	(6,956,989)	435,592
U.S. Treasury 5-Year Note	(40)	06/30/22	(4,731,250)	(24,138)
			$(11,688,239)	$411,454

Currency Abbreviations
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

Voya Global Multi-Asset Fund	PORTFOLIO OF INVESTMENTS
as of February 28, 2022 (Unaudited) (Continued)

EUR	-	EU Euro
JPY	-	Japanese Yen
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

At February 28, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $131,094,805.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$14,432,785
Gross Unrealized Depreciation	(4,806,447)
Net Unrealized Appreciation	$9,626,338